N-2	May 09, 2024
Cover [Abstract]
Entity Central Index Key	0001380936
Amendment Flag	false
Securities Act File Number	811-21982
Document Type	8-K
Entity Registrant Name	Guggenheim Strategic Opportunities Fund
Entity Address, Address Line One	227 West Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	827-0100
Entity Emerging Growth Company	false